3) Risk Management (Details 17) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Undiscounted cash flows for derivatives
Differential of swaps payable	R$ 10,863,822	R$ 11,916,732
Non-deliverable forwards	1,933,323	425,213
Purchased	976,377	356,575
Sold	956,946	68,638
Premiums of options	3,110,104	1,532,251
Other	1,262,468	482,370
Adjustment payables - future	19,366	23,676
Total of derivative liabilities	17,189,083	14,380,242
1 to 30 days [member]
Undiscounted cash flows for derivatives
Differential of swaps payable	205,379	2,464,064
Non-deliverable forwards	1,020,584	90,835
Purchased	477,415	79,986
Sold	543,169	10,849
Premiums of options	1,143,498	361,740
Other	362,780	153,047
Adjustment payables - future	19,366	23,676
Total of derivative liabilities	2,751,607	3,093,362
31 to 180 days [member]
Undiscounted cash flows for derivatives
Differential of swaps payable	185,993	385,676
Non-deliverable forwards	252,454	115,400
Purchased	140,329	80,476
Sold	112,125	34,924
Premiums of options	80,198	33,437
Other	251,689	115,947
Adjustment payables - future	0	0
Total of derivative liabilities	770,334	650,460
181 to 360 days [member]
Undiscounted cash flows for derivatives
Differential of swaps payable	4,125,850	510,465
Non-deliverable forwards	571,226	151,731
Purchased	274,623	129,615
Sold	296,603	22,116
Premiums of options	250,664	114,228
Other	564,300	150,988
Adjustment payables - future	0	0
Total of derivative liabilities	5,512,040	927,412
1 to 5 years [member]
Undiscounted cash flows for derivatives
Differential of swaps payable	6,097,591	7,826,017
Non-deliverable forwards	89,059	67,247
Purchased	84,010	66,498
Sold	5,049	749
Premiums of options	1,043,564	956,353
Other	81,637	62,388
Adjustment payables - future	0	0
Total of derivative liabilities	7,311,851	8,912,005
More than 5 years [member]
Undiscounted cash flows for derivatives
Differential of swaps payable	249,009	730,510
Non-deliverable forwards	0	0
Purchased	0	0
Sold	0	0
Premiums of options	592,180	66,493
Other	2,062	0
Adjustment payables - future	0	0
Total of derivative liabilities	R$ 843,251	R$ 797,003